Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-35942
Entity Registrant Name	LightInTheBox Holding Co., Ltd.
Entity Central Index Key	0001523836
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	51 Tai Seng Avenue
Entity Address, Address Line Two	#05-02B/C, Pixel Red
Entity Address, Country	SG
Entity Address, Postal Zip Code	533941
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	226,569,381
ICFR Auditor Attestation Flag	false
Auditor Firm ID	5395	1408
Auditor Name	Marcum Asia CPAs LLP	Ernst & Young Hua Ming LLP
Auditor Location	New York, NY	Shanghai, The People’s Republic of China
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.000067 per share
Trading Symbol	LITB
Security Exchange Name	NYSE
American Depositary Shares, each representing two Ordinary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two Ordinary Shares
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	51 Tai Seng Avenue
Entity Address, Address Line Two	#05-02B/C, Pixel Red
Entity Address, Country	SG
Entity Address, Postal Zip Code	533941
City Area Code	65
Local Phone Number	6305 9667
Contact Personnel Name	Jian He